SEGMENT - Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT
Revenues	¥ 11,426	$ 1,572	¥ 10,010
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	44,361			¥ 44,705
China
SEGMENT
Revenues	9,056		7,927
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	28,257			28,762
Germany
SEGMENT
Revenues	1,691		1,532
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	12,559			12,504
All others
SEGMENT
Revenues	679		¥ 551
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,545			¥ 3,439